CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common shares USD ($)	Common shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings USD ($)	Retained earnings CNY
Balance at Dec. 31, 2010		1,654,856		47		997,933		6,811		1,313		648,752
Balance (in shares) at Dec. 31, 2010				56,473,949
Exercise of share options		26,560		0		26,560
Exercise of share options (in shares)				511,392
Share-based compensation		37,974				37,974
Repurchase and retirement of common shares		(648)		0		(648)
Repurchase and retirement of common shares (in shares)				(4,000)
Appropriation of statutory reserves								521				(521)
Foreign currency translation adjustments		325								325
Net income		386,508										386,508
Balance at Dec. 31, 2011		2,105,575		47		1,061,819		7,332		1,638		1,034,739
Balance (in shares) at Dec. 31, 2011				56,981,341
Exercise of share options		39,818		1		39,817
Exercise of share options (in shares)				805,338
Share-based compensation		50,538				50,538
Appropriation of statutory reserves								812				(812)
Reversal of statutory reserves due to closure of certain subsidiaries								(1,200)				1,200
Foreign currency translation adjustments		(9)								(9)
Net income		470,106										470,106
Balance at Dec. 31, 2012		2,666,028		48		1,152,174		6,944		1,629		1,505,233
Balance (in shares) at Dec. 31, 2012		57,786,679		57,786,679
Exercise of share options		99,681		0		99,681
Exercise of share options (in shares)	1,357,376			1,357,376
Share-based compensation		64,858				64,858
Appropriation of statutory reserves								2,262				(2,262)
Reversal of statutory reserves due to closure of certain subsidiaries								(750)				750
Foreign currency translation adjustments	(15)	(88)								(88)
Net income	82,700	500,640										500,640
Balance at Dec. 31, 2013	$ 550,262	3,331,119	$ 8	48	$ 217,505	1,316,713	$ 1,397	8,456	$ 255	1,541	$ 331,097	2,004,361
Balance (in shares) at Dec. 31, 2013	59,144,055		59,144,055